Segment Information - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Percentage of total revenue	5.00%
Inter-segment revenue	R$ 0	R$ 0	R$ 0